Warranty liability (Tables)	12 Months Ended
Dec. 31, 2015
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2015	2014	2013
Balance, beginning of period	$23,109	$28,845	$6,380
Warranty assumed on acquisition	—	1,952	582
Warranty claims	(9,438)	(10,709)	(5,397)
Warranty accruals	427	2,734	4,153
Change in estimate	—	—	22,837
Impact of foreign exchange changes	(107)	287	290
Balance, end of period	$13,991	$23,109	$28,845
Less: Current portion	(5,554)	(9,696)	(9,955)
Long-term portion	$8,437	$13,413	$18,890